UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      NEVSKY CAPITAL LLP

Address:   51 Berkeley Square
           London W1J 5BB
           England, UK


Form 13F File Number: 028-12750


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Toby Hampden-Acton
Title:  Chief Compliance and Risk Officer
Phone:  44 20 7011 5104

Signature,  Place,  and  Date  of  Signing:

/s/ Toby Hampden-Acton             London, England                    01/24/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              07

Form 13F Information Table Value Total:  $      659,276
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

               COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                                  VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
            NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
--------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ------ ----
AMERICA MOVIL-ADR SERIES L		ADR	       02364W105 4373	  189000   SH  N/A  Y          N	Y
APPLE INC				Common Stock   037833100 104061   195540   SH  N/A  Y	       N	Y
CISCO SYSTEMS INC			Common Stock   17275R102 10021	  510000   SH  N/A  Y	       N	Y
ISHARES MSCI EMERGING MKT IN		ETP	       464287234 417402	  9411553  SH  N/A  Y	       N	Y
SPDR GOLD TRUST	                        ETP	       78463V107 36580	  225773   SH  N/A  Y	       N	Y
SPDR S&P 500 ETF TRUST			ETP	       78462F103 84167	  591020   SH  N/A  Y          N        Y
TELEFONICA BRASIL-ADR	                ADR	       87936R106 2671	  111000   SH  N/A  Y	       N	Y

